                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2008.
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Montpelier Re Holdings Ltd.
                 ------------------------------------
   Address:      Montpelier House, 94 Pitts Bay Road,
                 ------------------------------------
                 Pembroke HM 08 Bermuda
                 ------------------------------------

Form 13F File Number: 028-12599
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael S. Paquette
         ----------------------------------------------------
Title:   Executive Vice President and Chief Financial Officer
         ----------------------------------------------------
Phone:   (603) 676-7858
         ----------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael S. Paquette        Hanover, New Hampshire     May 16, 2008
   -------------------------------    ----------------------    --------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    No.       Form 13F File Number         Name

    1.        028-04685                     Prospector Partners, LLC
    ------        -----------------         ---------------------------------

    2.        028-1222                      Tweedy, Browne Company LLC
    ------        -----------------         ---------------------------------

    3.        028-12253                     First Pacific Advisors, LLC
    ------        -----------------         ---------------------------------